Regulatory matters - Regulatory Assets and Liabilities (Additional Information) (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Regulatory liability, amortization period	10 years
Rate adjustment mechanism
Regulatory Assets And Liabilities [Line Items]
Collection period for services rendered	24 months
Environmental costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets recovery period	7 years
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Portion related to current acquisition	28,284